FINANCE INCOME AND COSTS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Finance Income And Costs
Interest income on loans to related parties/ a third party | ¥			¥ 6,792	¥ 6,780	¥ 6,455
Interest income on loans to related parties/ a third party | $		$ 985
Interest income on revenue contracts with significant financing component		305	2,104	2,313	3,161
Interest income from service concession arrangement		960	6,620	7,264	4,977
Interest income on structured deposits				328	660
Interest income on bank deposit		13	91	250	215
Finance income		2,263	15,607	16,935	15,468
Interest expenses on loans		563	3,882	4,035	4,028
Interest expense on lease liabilities		19	133	150	80
Other finance costs	[1]	(90)	(620)	231	292
Less: interest expense capitalized into intangible assets-concession right	[2]			(57)	(651)
Finance costs		492	3,395	4,359	3,749
Bank charges		6	42	38	37
Foreign currency exchange losses/(gains)		$ (96)	¥ (662)	¥ 193	¥ 255
Capitalized rate		5.05%	5.05%	5.05%

[1]	Finance costs from operations mainly represented bank charges and foreign currency exchange differences. The amounts of bank charges were CNY37, CNY38 and CNY42 (US$6) and the foreign currency exchange losses/(gains) amounted to CNY255, CNY193 and CNY (662) (US$(96)) for the years ended December 31, 2020, 2021 and 2022, respectively.
[2]	The borrowing costs have been capitalized at a rate of 5.05% per annum during the years ended December 31, 2020 and 2021.